Income taxes (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
IncomeTaxes [Line Items]
Current tax liabilities, current	$ 22,526,634	$ 11,806,434
Chilean income taxes | Chile [Member]
IncomeTaxes [Line Items]
Current tax liabilities, current	18,335,047	7,033,363
Monthly provisional payments
IncomeTaxes [Line Items]
Current tax liabilities, current	3,970,511	4,365,187
Tax article 21
IncomeTaxes [Line Items]
Current tax liabilities, current	105,903	68,824
Estimated Argentinean minimum gain subsidiaries taxes | Argentina [Member]
IncomeTaxes [Line Items]
Current tax liabilities, current	0	339,060
Others
IncomeTaxes [Line Items]
Current tax liabilities, current	$ 115,173	$ 0